Contract Liability	6 Months Ended
Dec. 31, 2024
Contract Liability [Abstract]
CONTRACT LIABILITY
13.	CONTRACT LIABILITY

	December 31, 2024	June 30, 2024
	RM	RM
Balance as of July 1, 2023	-	-
Deposit from customer	14,000,000	-
Balance as of December 31, 2024 / June 30, 2024	14,000,000	-

Within 12 months	14,000,000	-
Beyond 12 months	-	-
	14,000,000	-

Revenue is recognised when control of the goods has transferred to the customer, being at the point the goods are delivered to the customer. When the customer paid the deposit, the amount received at that point by the Group is recognised as contract liability until the goods have been delivered to the customer.